Property, equipment and software (Tables)	12 Months Ended
Dec. 31, 2024
Notes Property Equipment And Software Tables [Line Items]
Property, equipment and software

At historical cost less accumulated depreciation
USD m
Owned
properties and
equipment

Leased
properties and
equipment

Software
Projects in
progress 2024 2023
Historical cost
Balance at the beginning of the year 16,710 6,613 11,726 863 35,913 27,127
Balance recognized upon the acquisition of the Credit Suisse

Group

6,055
Additions 229 230 48 1,691 2,199 1,796
Disposals / write-offs 4 (532) (139) (437) 0 (1,108) (1,791)
Reclassifications

238 (13) 1,406 (1,725) (94) 1,203
Foreign currency translation (925) (224) (322) (54) (1,525) 1,523
Balance at the end of the year 15,721 6,467 12,421 776 35,385 35,913
Accumulated depreciation
Balance at the beginning of the year 9,207 2,545 6,312 18,064 14,839
Depreciation 923 893 1,788 3,605 3,022
Impairment

3 4 45 52 593
Disposals / write-offs 4 (529) (139) (438) (1,105) (1,783)
Reclassifications
5
29 (4) (5) 20 686
Foreign currency translation (494) (87) (167) (749) 708
Balance at the end of the year 9,139 3,212 7,536 19,887 18,064
Net book value

Net book value at the beginning of the year 7,503 4,068 5,413 863 17,849 12,288
Net book value at the end of the year 6,582 3,255 4,884 776

15,498 17,849
1 Includes leasehold

improvements and IT

hardware.

2 Represents right-of-use

assets recognized by UBS

as lessee. UBS

predominantly enters into

lease contracts, or

contracts that include

lease components,

in
relation to real

estate, including offices,

retail branches and

sales offices. The

total cash outflow

for leases during 2024

was USD
1,138 m (2023: USD 878
m). Interest expense

on lease liabilities

is included within
Interest expense from financial instruments measured at amortized cost and Lease liabilities is included within Other financial liabilities measured at amortized cost. Refer to Notes 4 and 19a, respectively. There were
no material gains or losses arising from sale-and-leaseback transactions in 2024 and in 2023.

3 Refer to Note 2 for more information about the acquisition of the Credit Suisse Group.

4 Includes write-offs of fully
depreciated assets.

5 The total

reclassification amount for the

respective periods represents net

reclassifications from /

to Other non-financial assets.

6 Impairment charges recorded

in 2024 generally

relate to
assets that are no longer used, of which

USD
51 m for Group Items and USD 1
m for Global Wealth Management. The

recoverable amount based on a value-in-use

approach was determined to be zero.

7 Consists
of USD 460 m related to software and USD 317 m related to Owned properties and equipment.